GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Estimated Annual Pre-Tax Amortization for Intangible Assets (Details) $ in Millions	Dec. 31, 2023 USD ($)
Acquisitions, Goodwill and Other Intangible Assets [Abstract]
2024	$ 234
2025	208
2026	184
2027	173
2028	$ 168